Note 1 - Organization and Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.
Organization and Description of Business

NexPoint Real Estate Finance, Inc. (the “Company”, “we”, “our”) is a commercial mortgage real estate investment trust (“REIT”) incorporated in Maryland on
June 7, 2019.
We intend to elect to be treated as a REIT under the Internal Revenue Code of
1986,
as amended (the “Code”), commencing with our taxable year ending
December 31, 2020.
The Company is focused on originating, structuring and investing in first
-lien mortgage loans, mezzanine loans, preferred equity and preferred stock, as well as multifamily commercial mortgage-backed securities (“CMBS securitizations”). Substantially all of the Company's business is conducted through NexPoint Real Estate Finance Operating Partnership, L.P. (the “OP”), the Company's operating partnership. As of
September 30, 2020,
the Company holds approximately
50.28%
of the common units of limited partnership interests in the OP (“OP Units”), and the OP owns approximately
27.78%
of
two
of its subsidiary partnerships and
100%
of
one
of its subsidiary partnerships (Note
11
). NexPoint Real Estate Finance Operating Partnership GP, LLC (the “OP GP”) is the sole general partner of the OP.

The Company commenced operations on
February 11, 2020
upon the closing of its initial public offering of shares of its common stock (the “IPO”). Prior to the closing of the IPO, the Company engaged in a series of transactions through which it acquired an initial portfolio consisting of senior pooled mortgage loans backed by single family rental (“SFR”) properties (the “SFR Loans”), the junior most bonds of multifamily CMBS securitizations (the “CMBS B-Pieces”), mezzanine loan and preferred equity investments in real estate companies and properties in other structured real estate investments within the multifamily, SFR and self-storage asset classes (the “Initial Portfolio”). The Initial Portfolio was acquired from affiliates (the “Contribution Group”) of NexPoint Advisors, L.P (our “Sponsor”), pursuant to a contribution agreement with the Contribution Group through which the Contribution Group contributed their interest in the Initial Portfolio to special purpose entities (“SPEs”) owned by subsidiary partnerships of the Company, in exchange for limited partnership interests in subsidiary partnerships of the OP (the “Formation Transaction”).

The Company is externally managed by NexPoint Real Estate Advisors VII, L.P. (the “Manager”), through a management agreement dated
February 6, 2020
and amended as of
July 17, 2020,
for a
three
-year term set to expire on
February 6, 2023 (
as amended, the “Management Agreement”), by and among the Company and the Manager. The Manager conducts substantially all of the Company's operations and provides asset management services for its real estate investments. The Company expects it will only have accounting employees while the Management Agreement is in effect. All of the Company's investment decisions are made by the Manager, subject to general oversight by the Manager's investment committee and the Company's board of directors (the “Board”). The Manager is wholly owned by our Sponsor.

The Company's primary investment objective is to generate attractive, risk-adjusted returns for stockholders over the long term. We intend to achieve this objective primarily by originating, structuring and investing in first
-lien mortgage loans, mezzanine loans, preferred equity and preferred stock, as well as multifamily CMBS securitizations. We concentrate on investments in real estate sectors where our senior management team has operating expertise, including in the multifamily, SFR, self-storage, hospitality and office sectors predominantly in the top
50
metropolitan statistical areas. In addition, we target lending or investing in properties that are stabilized or have a “light transitional” business plan, meaning a property that requires limited deferred funding to support leasing or ramp-up of operations and for which most capital expenditures are for value-add improvements. Through active portfolio management we seek to take advantage of market opportunities to achieve a superior portfolio risk-mix that delivers attractive total returns.

1.
Organization and Description of Business

NexPoint Real Estate Finance, Inc. (the “Company”, “we”, “our”) was incorporated in Maryland on
June 7, 2019.
Under the Company's charter, the Company is authorized to issue up to
900
shares of common stock and
100
shares of preferred stock. As of
December 31, 2019,
the Company has
not
commenced operations. Substantially all of the Company's business will be conducted through NexPoint Real Estate Finance Operating Partnership, L.P. (the “OP”), the Company's operating partnership.